BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration Risk (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ALPA
Concentration Risk
Number of Active Employees Represented	395
IBT
Concentration Risk
Number of Active Employees Represented	466
TWU
Concentration Risk
Number of Active Employees Represented	22
Accounts Receivable | Customer Concentration Risk | Amazon
Concentration Risk
Percentage of concentration risk	41.00%
Accounts Receivable | Customer Concentration Risk | Major Financial Credit Card Institutions
Concentration Risk
Percentage of concentration risk	8.00%	19.00%
Accounts Receivable | Customer Concentration Risk | One Financial Institution
Concentration Risk
Percentage of concentration risk	5.00%	16.00%
Fuel Purchases | Supplier Concentration Risk
Concentration Risk
Percentage of concentration risk	57.00%	58.00%	48.00%
Workforce Under Union Contracts | Unionized Employees Concentration Risk
Concentration Risk
Percentage of concentration risk	52.00%
Workforce Under Union Contracts with Expiring Contracts | Unionized Employees Concentration Risk
Concentration Risk
Percentage of concentration risk	98.00%